Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	36,626,371	107,688,293	129,423,970
Series A Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		91,600,398	91,600,398
Series A Preferred Shares Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		216,667	162,500
Ordinary Share Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	500,000		231,989
Convertible Notes Payable and Accrued Interest from MVIL
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount			22,640,052
Outstanding Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	36,126,371	15,871,228	14,789,031